Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of assets acquired and liabilities assumed

Assets:
Cash and Cash Equivalents	$4,089
Trade and Other Receivables	5,100
Marine Operating Equipment	178,706
Commercial Fishing License	26,000
Total Assets	213,895

Liabilities:
Accounts Payable	4,910
Customer Deposits	644
Notes Payable	166,716
Related-Party Notes Payable	62,634
Total Liabilities	234,904

Loss on Asset Acquisition:
Purchase Price	750,000
Excess of Liabilities Assumed Over Assets Acquired	21,009
Net Loss on Asset Acquisition	$771,009